Financial Instruments - Summary of Interest-Bearing Financial instruments (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Financial assets
Term deposits	$ 38,030	$ 134,133
Interest rate risk [Member] | Fixed interest rate [Member]
Financial assets
Term deposits	38,030	134,133
Financial liabilities
Secured bank loans	(1,031)	(707)
Total	$ 36,999	$ 133,426